PROPERTY, PLANT AND EQUIPMENT - Impairment tests for property, plant and equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on property, plant and equipment	¥ 2,328,131	$ 365,335	¥ 416,842	¥ 259,354
CGU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of financial budgets approved by management	5 years	5 years
CGU | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax and non-inflation rate that reflects specific risks related to CGUs as discount rates (as a percent)	10.16%	10.16%	10.16%
CGU | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax and non-inflation rate that reflects specific risks related to CGUs as discount rates (as a percent)	11.91%	11.91%